INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET
Schedule of intangible assets

At December 31, 2017	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	2,334	(1,371)	963
Computer software	20,883	(10,860)	10,023

Total intangible assets, net	23,217	(12,231)	10,986

At December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,431	(1,183)	248
Computer software	15,884	(7,710)	8,174

Total intangible assets, net	17,315	(8,893)	8,422